Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 191,111,693.62
Previously Paid Amount	138.10
Total Fee Amount	20,943.23
Total Offset Amount	0.00
Net Fee	$ 20,805.13